Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
1290 FUNDS®
1290 Retirement 2060 Fund
SUPPLEMENT DATED OCTOBER 27, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 1, 2023, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus and Prospectus of 1290 Funds (“Trust”) dated March 1, 2023, as supplemented, regarding the 1290 Retirement 2060 Fund (“Fund”). You should read this Supplement in conjunction with the Fund’s Summary Prospectus and Prospectus and retain it for future reference. You can find the Fund’s Summary Prospectus, Prospectus, Statement of Additional Information (“SAI”), reports to shareholders and other information about the Fund online at www.1290Funds.com/literature.php. You can also get this information at no cost by calling 1‑888‑310‑0416 or by sending an e‑mail request to 1290Funds@dfinsolutions.com.
Updated Information Regarding Changes to the 1290 Retirement 2060 Fund
Information regarding proposed changes to the Fund was previously provided in a Supplement dated July 19, 2023. The purpose of this Supplement is to provide you with updated information regarding the changes to the Fund, effective on or about November 29, 2023.
At a special meeting of shareholders of the Fund held on October 23, 2023, shareholders approved the following: (1) a new Investment Sub‑Advisory Agreement between Equitable Investment Management, LLC (“EIM” or the “Adviser”) and American Century Investment Management, Inc. (“American Century”) with respect to the Fund; and (2) a change in the Fund’s classification from “diversified” to “non‑diversified” under the Investment Company Act of 1940, as amended.[1] The new Investment Sub‑Advisory Agreement, the appointment of American Century as the investment sub‑adviser to the Fund, the change in the Fund’s classification, and the following additional changes with respect to the Fund, all as previously described in the Supplement dated July 19, 2023, and as set forth in detail below in this Supplement, will become effective on or about November 29, 2023: (1) a change in the Fund’s name to “1290 Avantis® U.S. Large Cap Growth Fund”; (2) changes to the Fund’s investment objective and principal investment strategy, including the adoption of a new non‑fundamental 80% policy; and (3) a change in the Fund’s benchmark.
Under these changes, the Fund will change from a fund‑of‑funds advised by EIM that invests in Underlying ETFs that, in turn, invest in domestic and international equity securities and fixed income investments, to a sub‑advised fund that invests directly in U.S. equity securities. American Century, as the Fund’s investment sub‑adviser and acting through its division Avantis Investors®, will invest primarily in common stocks issued by large capitalization U.S. growth companies across a range of market sectors and industry groups.
In connection with these changes, the Fund will experience a transition period during which substantially all of the securities held in the Fund will be sold and the Fund’s securities holdings repositioned. The Fund may not pursue its investment objective and principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the repositioning of its securities holdings. The repositioning of the Fund’s securities holdings may result in higher taxes when Fund shares are held in a taxable account. Investors should consult with their own tax advisor concerning their particular tax situation.
It is also anticipated that Class A shares of the Fund will commence operations effective on or about November 29, 2023.
The following changes to the Summary Prospectus and Prospectus are effective on or about November 29, 2023:

The name of the Fund is changed to “1290 Avantis® U.S. Large Cap Growth Fund” and all references to 1290 Retirement 2060 Fund are deleted and replaced with “1290 Avantis® U.S. Large Cap Growth Fund”.
[1]	As described in a Supplement dated October 24, 2023, at that same special meeting, shareholders of the Fund also approved a “manager‑of‑managers” policy for the Fund.
The Fund operates as a sub‑advised fund that invests directly in U.S. equity securities; the Fund no longer operates as a fund‑of‑funds advised by EIM that invests in Underlying ETFs that, in turn, invest in domestic and international equity securities and fixed income investments.
The Fund offers Class I shares and Class A shares for sale.
The section of the Fund’s Summary Prospectus and Prospectus entitled “About the Funds — 1290 Retirement 2060 Fund — Class A (TNRAX); Class T (TNRCX); Class I (TNXIX); Class R (TNXRX) Shares — Investment Objective” is deleted in its entirety and replaced with the following information:
Investment Objective: Seeks to provide long-term growth of capital.
The section of the Fund’s Summary Prospectus and Prospectus entitled “About the Funds — 1290 Retirement 2060 Fund — Class A (TNRAX); Class T (TNRCX); Class I (TNXIX); Class R (TNXRX) — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following information:
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
1290 Avantis® U.S. Large Cap Growth Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	2.50%	None	None
Maximum contingent deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%[1]	None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25	$25	$25	$25
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 Avantis® U.S. Large Cap Growth Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service Fees (12b‑1 fees)	0.25%	0.25%	0.00%	0.50%
Other Expenses	2.25%[2]	2.25%[2]	2.25%	2.25%[2]
Total Annual Fund Operating Expenses[1]	3.00%	3.00%	2.75%	3.25%
Fee Waiver and/or Expense Reimbursement1, [3]	(2.10)%	(2.10)%	(2.10)%	(2.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	0.90%	0.65%	1.15%

[1]	Expenses have been restated to reflect current fees in connection with the Fund’s change from a fund‑of‑funds to a fund that invests directly in securities and other instruments.
[2]	Based on estimated amounts for the current fiscal year.
[3]
Pursuant to a contract, Equitable Investment Management, LLC (the “Adviser”) has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of the Fund through April 30, 2025 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), 12b‑1 fees, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) do not exceed an annual rate of average daily net assets of 0.65% for Class A shares, Class T shares, Class I shares, and Class R shares of the Fund. The Expense

Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2025. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Fund’s expense ratio, after the reimbursement is taken into account, does not exceed the Fund’s expense cap at the time of the waiver or the Fund’s expense cap at the time of the reimbursement, whichever is lower. The total annual fund operating expense ratios after fee waiver and/or expense reimbursement for Class A shares, Class T shares, and Class R shares, as shown in the table, are higher than the Fund’s expense cap because these ratios include 12b‑1 fees and certain other expenses, as noted above, that are excluded from the Expense Limitation Arrangement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$637	$1,239	$1,865	$3,544
Class T Shares	$340	$961	$1,607	$3,339
Class I Shares	$66	$653	$1,267	$2,926
Class R Shares	$117	$804	$1,515	$3,405

The section of the Fund’s Summary Prospectus and Prospectus entitled “About the Funds — 1290 Retirement 2060 Fund — Class A (TNRAX); Class T (TNRCX); Class I (TNXIX); Class R (TNXRX) Shares — Investments, Risks, and Performance” is deleted in its entirety and replaced with the following information:

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large capitalization U.S. companies (or other financial instruments that derive their value from the securities of such companies). For this Fund, large capitalization companies are those companies with market capitalizations at least as large as the smallest company in the Russell 1000® Index (a widely used benchmark of the largest domestic stocks) or companies included in the Russell 1000® Growth Index (a widely used benchmark of the largest domestic growth stocks). Though market capitalizations will change from time to time, as of September 29, 2023, the market capitalization of the smallest company in the Russell 1000® Index was approximately $1.1 billion. To determine whether a company is a U.S. company, the Sub‑Adviser will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the company’s principal trading market is located, the country in which the company was legally organized, and whether the company is in the Russell 1000® Index.

The Fund invests primarily in common stocks issued by large capitalization U.S. companies. The Fund seeks to invest in securities of growth companies commonly identified by their relatively low book/price ratio or by their membership in the Russell 1000® Growth Index and that the Sub‑Adviser expects to have higher returns The Fund normally invests across a range of market sectors and industry groups. The Fund seeks securities of companies that the Sub‑Adviser expects to have higher returns by placing an enhanced emphasis on securities of companies with more attractive profitability and valuation characteristics. Conversely, the Fund seeks to deemphasize or exclude securities that the Sub‑Adviser expects to have lower returns, such as securities of companies with less attractive profitability and valuation characteristics. To identify companies with more attractive profitability and valuation characteristics, the Sub‑Adviser uses reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The Sub‑Adviser defines “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The Sub‑Adviser defines “valuation characteristics” mainly as adjusted book/price ratio (though other price to fundamentals ratios may be considered). The Sub‑Adviser may also consider other factors when selecting a security, including its industry classification, its past performance relative to other eligible securities, its liquidity, its float, and tax, governance or cost considerations, among other factors. To determine the weight of a security within the portfolio, the Sub‑Adviser uses the market capitalization of the security relative to that of other eligible securities as a baseline and then overweights or underweights the security based on the Sub‑Adviser’s consideration of the characteristics described above. The Sub‑Adviser may deemphasize or dispose of a security if it no longer has the desired market capitalization, profitability, or valuation characteristics. When determining whether to deemphasize or dispose of a security, the Sub‑Adviser will also consider, among other things, relative past performance, costs, and taxes. The Sub‑Adviser will review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired set of large capitalization U.S. companies.

The Fund is non‑diversified, which means that it may invest a greater portion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.
The Sub‑Adviser continually analyzes market and financial data to make buy, sell, and hold decisions. When buying or selling a security, the Sub‑Adviser may consider the trade‑off between expected returns of the security and implementation or tax costs of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, and enhance Fund performance.

Principal Risks

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

The following risks can negatively affect the Fund’s performance. The most significant risks as of the date of this Prospectus are presented first, followed by additional principal risks in alphabetical order.

Market Risk — The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Fund performance. Securities markets also may experience long periods of decline in value. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, recessions, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in the financial condition of a single issuer can impact a market as a whole.

Geopolitical events, including terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Impacts from climate change may include significant risks to global financial assets and economic growth. The extent and duration of such events and resulting market disruptions could be substantial and could magnify the impact of other risks to the Fund. The value and liquidity of the Fund’s investments may be negatively affected by developments in other countries and regions, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

The U.S. Federal Reserve (“Fed”) has invested or otherwise made available substantial amounts of money to keep credit flowing through short-term money markets and has signaled that it will continue to adjust its operations as appropriate to support short-term money markets. Amid these efforts, concerns about the markets’ dependence on the Fed’s provision of liquidity have grown. Policy changes by the U.S. government and/or the Fed and political and other events within the United States could cause uncertainty in the markets, may affect investor and consumer confidence, and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of, or a default on, U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty.
In addition, markets and market participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.

Equity Risk — In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. The Fund may experience a significant or complete loss on its investment in an equity security. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

Large‑Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes, which may lead to a decline in their market price. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Non‑Diversified Fund Risk — The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Newly Repositioned Fund Risk — The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Investment Style Risk — The Fund may use a particular style or set of styles — in this case, a “growth” style — to select investments. A particular style may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Fund, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Fund’s share price.

Portfolio Management Risk — The Fund is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to the Fund. In addition, many processes used in Fund management, including security selection, rely, in whole or in part, on the use of various technologies. The Fund may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. There can be no assurance that the use of these technologies will result in effective investment decisions for the Fund.

Large Transaction Risk — A significant percentage of the Fund’s shares may be owned or controlled by the Adviser and its affiliates, other Funds advised by the Adviser (including funds of funds), or other large shareholders. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Portfolio Turnover Risk — High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to the Fund, which may result in higher fund expenses and lower total return.

Sector Risk — From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
The section of the Fund’s Summary Prospectus and Prospectus entitled “About the Funds — 1290 Retirement 2060 Fund — Class A (TNRAX); Class T (TNRCX); Class I (TNXIX); Class R (TNXRX) Shares — Risk/Return Bar Chart and Table” is amended to delete the two paragraphs below the heading in their entirety and replace them with the following information:

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one‑year, five-year and since inception periods through December 31, 2022, compared to the returns of a broad-based securities market index. The return of the broad-based securities market index (and any additional comparative index) shown for the since inception period below is the return of the index since the inception of the share class with the longest history. Past performance (before and after taxes) is not an indication of future performance.

Performance information for the periods prior to November 29, 2023, is that of the Fund when it followed a different investment objective, different principal investment strategy and policies, and was not managed by a Sub‑Adviser. If the Fund had historically been managed using its current investment strategy and policies, the performance of the Fund would have been different. In connection with these changes to the Fund, the Fund’s benchmark index against which the Fund measured its performance, the S&P Target Date 2060+ Index, was replaced with the S&P 500® Index, and the Russell 1000® Growth Index was added as an additional comparative index. The Adviser believes these benchmarks are more relevant to the Fund’s investment strategy and better reflect the markets in which the Fund invests.

Prior to November 29, 2023, the Fund was managed by the Adviser as a fund‑of‑funds under the name “1290 Retirement 2060 Fund” and pursued its investment objective through investments in underlying exchanged-traded funds, which incurred their own operating costs and expenses, including management fees payable to their investment advisers. The Fund’s performance as a fund‑of‑funds reflected the impact of these operating costs and expenses.

The performance results shown in the bar chart do not reflect any account fees, which would reduce the performance results.

Class A shares of the Fund commenced operations on November 29, 2023. Class T and Class R shares of the Fund have not commenced operations.

The section of the Fund’s Summary Prospectus and Prospectus entitled “About the Funds — 1290 Retirement 2060 Fund — Class A (TNRAX); Class T (TNRCX); Class I (TNXIX); Class R (TNXRX) Shares — Risk/Return Bar Chart and Table” is amended to delete the Average Annual Total Returns table in its entirety and replace it with the following information:

Average Annual Total Returns

	One Year	Five Years	Since Inception	Inception Date
1290 Avantis® U.S. Large Cap Growth Fund — Class I Return Before Taxes	–13.93%	5.29%	6.84%	2/27/2017
1290 Avantis® U.S. Large Cap Growth Fund — Class I Return After Taxes on Distributions	–15.03%	4.33%	5.87%	2/27/2017
1290 Avantis® U.S. Large Cap Growth Fund — Class I Return After Taxes on Distributions and Sale of Fund Shares	–7.95%	3.79%	5.02%	2/27/2017
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	–18.11%	9.42%	10.58%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	–29.14%	10.96%	12.86%
S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)	–16.01%	5.35%	7.06%

1290 Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
1290 FUNDS®
1290 Retirement 2060 Fund

SUPPLEMENT DATED OCTOBER 27, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 1, 2023, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus and Prospectus of 1290 Funds (“Trust”) dated March 1, 2023, as supplemented, regarding the 1290 Retirement 2060 Fund (“Fund”). You should read this Supplement in conjunction with the Fund’s Summary Prospectus and Prospectus and retain it for future reference. You can find the Fund’s Summary Prospectus, Prospectus, Statement of Additional Information (“SAI”), reports to shareholders and other information about the Fund online at www.1290Funds.com/literature.php. You can also get this information at no cost by calling 1‑888‑310‑0416 or by sending an e‑mail request to 1290Funds@dfinsolutions.com.

Updated Information Regarding Changes to the 1290 Retirement 2060 Fund

Information regarding proposed changes to the Fund was previously provided in a Supplement dated July 19, 2023. The purpose of this Supplement is to provide you with updated information regarding the changes to the Fund, effective on or about November 29, 2023.

At a special meeting of shareholders of the Fund held on October 23, 2023, shareholders approved the following: (1) a new Investment Sub‑Advisory Agreement between Equitable Investment Management, LLC (“EIM” or the “Adviser”) and American Century Investment Management, Inc. (“American Century”) with respect to the Fund; and (2) a change in the Fund’s classification from “diversified” to “non‑diversified” under the Investment Company Act of 1940, as amended.[1] The new Investment Sub‑Advisory Agreement, the appointment of American Century as the investment sub‑adviser to the Fund, the change in the Fund’s classification, and the following additional changes with respect to the Fund, all as previously described in the Supplement dated July 19, 2023, and as set forth in detail below in this Supplement, will become effective on or about November 29, 2023: (1) a change in the Fund’s name to “1290 Avantis® U.S. Large Cap Growth Fund”; (2) changes to the Fund’s investment objective and principal investment strategy, including the adoption of a new non‑fundamental 80% policy; and (3) a change in the Fund’s benchmark.

Under these changes, the Fund will change from a fund‑of‑funds advised by EIM that invests in Underlying ETFs that, in turn, invest in domestic and international equity securities and fixed income investments, to a sub‑advised fund that invests directly in U.S. equity securities. American Century, as the Fund’s investment sub‑adviser and acting through its division Avantis Investors®, will invest primarily in common stocks issued by large capitalization U.S. growth companies across a range of market sectors and industry groups.

In connection with these changes, the Fund will experience a transition period during which substantially all of the securities held in the Fund will be sold and the Fund’s securities holdings repositioned. The Fund may not pursue its investment objective and principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the repositioning of its securities holdings. The repositioning of the Fund’s securities holdings may result in higher taxes when Fund shares are held in a taxable account. Investors should consult with their own tax advisor concerning their particular tax situation.

It is also anticipated that Class A shares of the Fund will commence operations effective on or about November 29, 2023.

The following changes to the Summary Prospectus and Prospectus are effective on or about November 29, 2023:

The name of the Fund is changed to “1290 Avantis® U.S. Large Cap Growth Fund” and all references to 1290 Retirement 2060 Fund are deleted and replaced with “1290 Avantis® U.S. Large Cap Growth Fund”.
[1]	As described in a Supplement dated October 24, 2023, at that same special meeting, shareholders of the Fund also approved a “manager‑of‑managers” policy for the Fund.
The Fund operates as a sub‑advised fund that invests directly in U.S. equity securities; the Fund no longer operates as a fund‑of‑funds advised by EIM that invests in Underlying ETFs that, in turn, invest in domestic and international equity securities and fixed income investments.

The Fund offers Class I shares and Class A shares for sale.

The section of the Fund’s Summary Prospectus and Prospectus entitled “About the Funds — 1290 Retirement 2060 Fund — Class A (TNRAX); Class T (TNRCX); Class I (TNXIX); Class R (TNXRX) Shares — Investment Objective” is deleted in its entirety and replaced with the following information:
Investment Objective: Seeks to provide long-term growth of capital.
The section of the Fund’s Summary Prospectus and Prospectus entitled “About the Funds — 1290 Retirement 2060 Fund — Class A (TNRAX); Class T (TNRCX); Class I (TNXIX); Class R (TNXRX) — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following information:
FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
1290 Avantis® U.S. Large Cap Growth Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	2.50%	None	None
Maximum contingent deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%[1]	None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25	$25	$25	$25

[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 Avantis® U.S. Large Cap Growth Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service Fees (12b‑1 fees)	0.25%	0.25%	0.00%	0.50%
Other Expenses	2.25%[2]	2.25%[2]	2.25%	2.25%[2]
Total Annual Fund Operating Expenses[1]	3.00%	3.00%	2.75%	3.25%
Fee Waiver and/or Expense Reimbursement1, [3]	(2.10)%	(2.10)%	(2.10)%	(2.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	0.90%	0.65%	1.15%

[1]	Expenses have been restated to reflect current fees in connection with the Fund’s change from a fund‑of‑funds to a fund that invests directly in securities and other instruments.
[2]	Based on estimated amounts for the current fiscal year.
[3]
Pursuant to a contract, Equitable Investment Management, LLC (the “Adviser”) has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of the Fund through April 30, 2025 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), 12b‑1 fees, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) do not exceed an annual rate of average daily net assets of 0.65% for Class A shares, Class T shares, Class I shares, and Class R shares of the Fund. The Expense

Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2025. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Fund’s expense ratio, after the reimbursement is taken into account, does not exceed the Fund’s expense cap at the time of the waiver or the Fund’s expense cap at the time of the reimbursement, whichever is lower. The total annual fund operating expense ratios after fee waiver and/or expense reimbursement for Class A shares, Class T shares, and Class R shares, as shown in the table, are higher than the Fund’s expense cap because these ratios include 12b‑1 fees and certain other expenses, as noted above, that are excluded from the Expense Limitation Arrangement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$637	$1,239	$1,865	$3,544
Class T Shares	$340	$961	$1,607	$3,339
Class I Shares	$66	$653	$1,267	$2,926
Class R Shares	$117	$804	$1,515	$3,405

The section of the Fund’s Summary Prospectus and Prospectus entitled “About the Funds — 1290 Retirement 2060 Fund — Class A (TNRAX); Class T (TNRCX); Class I (TNXIX); Class R (TNXRX) Shares — Investments, Risks, and Performance” is deleted in its entirety and replaced with the following information:

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large capitalization U.S. companies (or other financial instruments that derive their value from the securities of such companies). For this Fund, large capitalization companies are those companies with market capitalizations at least as large as the smallest company in the Russell 1000® Index (a widely used benchmark of the largest domestic stocks) or companies included in the Russell 1000® Growth Index (a widely used benchmark of the largest domestic growth stocks). Though market capitalizations will change from time to time, as of September 29, 2023, the market capitalization of the smallest company in the Russell 1000® Index was approximately $1.1 billion. To determine whether a company is a U.S. company, the Sub‑Adviser will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the company’s principal trading market is located, the country in which the company was legally organized, and whether the company is in the Russell 1000® Index.

The Fund invests primarily in common stocks issued by large capitalization U.S. companies. The Fund seeks to invest in securities of growth companies commonly identified by their relatively low book/price ratio or by their membership in the Russell 1000® Growth Index and that the Sub‑Adviser expects to have higher returns The Fund normally invests across a range of market sectors and industry groups. The Fund seeks securities of companies that the Sub‑Adviser expects to have higher returns by placing an enhanced emphasis on securities of companies with more attractive profitability and valuation characteristics. Conversely, the Fund seeks to deemphasize or exclude securities that the Sub‑Adviser expects to have lower returns, such as securities of companies with less attractive profitability and valuation characteristics. To identify companies with more attractive profitability and valuation characteristics, the Sub‑Adviser uses reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The Sub‑Adviser defines “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The Sub‑Adviser defines “valuation characteristics” mainly as adjusted book/price ratio (though other price to fundamentals ratios may be considered). The Sub‑Adviser may also consider other factors when selecting a security, including its industry classification, its past performance relative to other eligible securities, its liquidity, its float, and tax, governance or cost considerations, among other factors. To determine the weight of a security within the portfolio, the Sub‑Adviser uses the market capitalization of the security relative to that of other eligible securities as a baseline and then overweights or underweights the security based on the Sub‑Adviser’s consideration of the characteristics described above. The Sub‑Adviser may deemphasize or dispose of a security if it no longer has the desired market capitalization, profitability, or valuation characteristics. When determining whether to deemphasize or dispose of a security, the Sub‑Adviser will also consider, among other things, relative past performance, costs, and taxes. The Sub‑Adviser will review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired set of large capitalization U.S. companies.

The Fund is non‑diversified, which means that it may invest a greater portion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Sub‑Adviser continually analyzes market and financial data to make buy, sell, and hold decisions. When buying or selling a security, the Sub‑Adviser may consider the trade‑off between expected returns of the security and implementation or tax costs of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, and enhance Fund performance.

Principal Risks

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

The following risks can negatively affect the Fund’s performance. The most significant risks as of the date of this Prospectus are presented first, followed by additional principal risks in alphabetical order.

Market Risk — The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Fund performance. Securities markets also may experience long periods of decline in value. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, recessions, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in the financial condition of a single issuer can impact a market as a whole.

Geopolitical events, including terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Impacts from climate change may include significant risks to global financial assets and economic growth. The extent and duration of such events and resulting market disruptions could be substantial and could magnify the impact of other risks to the Fund. The value and liquidity of the Fund’s investments may be negatively affected by developments in other countries and regions, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

The U.S. Federal Reserve (“Fed”) has invested or otherwise made available substantial amounts of money to keep credit flowing through short-term money markets and has signaled that it will continue to adjust its operations as appropriate to support short-term money markets. Amid these efforts, concerns about the markets’ dependence on the Fed’s provision of liquidity have grown. Policy changes by the U.S. government and/or the Fed and political and other events within the United States could cause uncertainty in the markets, may affect investor and consumer confidence, and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of, or a default on, U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty.
In addition, markets and market participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.

Equity Risk — In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. The Fund may experience a significant or complete loss on its investment in an equity security. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

Large‑Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes, which may lead to a decline in their market price. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Non‑Diversified Fund Risk — The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Newly Repositioned Fund Risk — The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Investment Style Risk — The Fund may use a particular style or set of styles — in this case, a “growth” style — to select investments. A particular style may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Fund, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Fund’s share price.

Portfolio Management Risk — The Fund is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to the Fund. In addition, many processes used in Fund management, including security selection, rely, in whole or in part, on the use of various technologies. The Fund may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. There can be no assurance that the use of these technologies will result in effective investment decisions for the Fund.

Large Transaction Risk — A significant percentage of the Fund’s shares may be owned or controlled by the Adviser and its affiliates, other Funds advised by the Adviser (including funds of funds), or other large shareholders. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Portfolio Turnover Risk — High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to the Fund, which may result in higher fund expenses and lower total return.

Sector Risk — From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
The section of the Fund’s Summary Prospectus and Prospectus entitled “About the Funds — 1290 Retirement 2060 Fund — Class A (TNRAX); Class T (TNRCX); Class I (TNXIX); Class R (TNXRX) Shares — Risk/Return Bar Chart and Table” is amended to delete the two paragraphs below the heading in their entirety and replace them with the following information:

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one‑year, five-year and since inception periods through December 31, 2022, compared to the returns of a broad-based securities market index. The return of the broad-based securities market index (and any additional comparative index) shown for the since inception period below is the return of the index since the inception of the share class with the longest history. Past performance (before and after taxes) is not an indication of future performance.

Performance information for the periods prior to November 29, 2023, is that of the Fund when it followed a different investment objective, different principal investment strategy and policies, and was not managed by a Sub‑Adviser. If the Fund had historically been managed using its current investment strategy and policies, the performance of the Fund would have been different. In connection with these changes to the Fund, the Fund’s benchmark index against which the Fund measured its performance, the S&P Target Date 2060+ Index, was replaced with the S&P 500® Index, and the Russell 1000® Growth Index was added as an additional comparative index. The Adviser believes these benchmarks are more relevant to the Fund’s investment strategy and better reflect the markets in which the Fund invests.

Prior to November 29, 2023, the Fund was managed by the Adviser as a fund‑of‑funds under the name “1290 Retirement 2060 Fund” and pursued its investment objective through investments in underlying exchanged-traded funds, which incurred their own operating costs and expenses, including management fees payable to their investment advisers. The Fund’s performance as a fund‑of‑funds reflected the impact of these operating costs and expenses.

The performance results shown in the bar chart do not reflect any account fees, which would reduce the performance results.

Class A shares of the Fund commenced operations on November 29, 2023. Class T and Class R shares of the Fund have not commenced operations.

The section of the Fund’s Summary Prospectus and Prospectus entitled “About the Funds — 1290 Retirement 2060 Fund — Class A (TNRAX); Class T (TNRCX); Class I (TNXIX); Class R (TNXRX) Shares — Risk/Return Bar Chart and Table” is amended to delete the Average Annual Total Returns table in its entirety and replace it with the following information:

Average Annual Total Returns

	One Year	Five Years	Since Inception	Inception Date
1290 Avantis® U.S. Large Cap Growth Fund — Class I Return Before Taxes	–13.93%	5.29%	6.84%	2/27/2017
1290 Avantis® U.S. Large Cap Growth Fund — Class I Return After Taxes on Distributions	–15.03%	4.33%	5.87%	2/27/2017
1290 Avantis® U.S. Large Cap Growth Fund — Class I Return After Taxes on Distributions and Sale of Fund Shares	–7.95%	3.79%	5.02%	2/27/2017
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	–18.11%	9.42%	10.58%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	–29.14%	10.96%	12.86%
S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)	–16.01%	5.35%	7.06%